ARROW FUNDS
ARROW GOVERNMENT MONEY MARKET PORTFOLIO
PROSPECTUS

A Diversified Portfolio of
the Arrow Funds, an Open-End,
Management Investment Company

November 30, 1995

[LOGO]
MARK TWAIN BANK
INVESTMENT ADVISER

[LOGO]
MARK TWAIN BANK
Investment Adviser
Federated Securities Corp., Distributor.
022749408
2110905A (11/95)

ARROW GOVERNMENT MONEY MARKET PORTFOLIO

(A PORTFOLIO OF ARROW FUNDS)
PROSPECTUS

Arrow Funds (the "Trust") is an open-end management investment company (a mutual fund). This prospectus offers investors interests in the diversified portfolio known as Arrow Government Money Market Portfolio (the "Fund").

The investment objective of the Fund is current income consistent with stability of principal and liquidity. The Fund pursues this investment objective by investing in a portfolio of short-term U.S. government securities.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF MARK TWAIN BANK, ARE NOT GUARANTEED BY MARK TWAIN BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.


This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.



The Fund has also filed a Statement of Additional Information dated November 30, 1995 with the Securities and Exchange Commission. The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information free of charge by calling 1-800-866-6040. To obtain other information, or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Prospectus dated November 30, 1995


TABLE OF CONTENTS
--------------------------------------------------------------------------------

SUMMARY OF FUND EXPENSES                                                       1
------------------------------------------------------


FINANCIAL HIGHLIGHTS                                                           2

------------------------------------------------------


GENERAL INFORMATION                                                            3

------------------------------------------------------


INVESTMENT INFORMATION                                                         3

------------------------------------------------------

  Investment Objective                                                         3


  Investment Policies                                                          3


     Acceptable Investments                                                    3


     Repurchase Agreements                                                     4

     When-Issued and Delayed

       Delivery Transactions                                                   4

     Investing in Securities of

       Other Investment Companies                                              4


  Investment Limitations                                                       4


  Regulatory Compliance                                                        5



ARROW FUNDS INFORMATION                                                        5

------------------------------------------------------


  Management of Arrow Funds                                                    5


     Board of Trustees                                                         5


     Investment Adviser                                                        5


       Advisory Fees                                                           5


       Adviser's Background                                                    5


  Distribution of Fund Shares                                                  6


     Shareholder Servicing Arrangements                                        6



ADMINISTRATION OF THE FUND                                                     6

------------------------------------------------------

     Administrative Services                                                   6


     Custodian                                                                 6


     Transfer Agent and Dividend Disbursing
       Agent and Portfolio Recordkeeping                                       6


     Independent Auditors                                                      6



NET ASSET VALUE                                                                7

------------------------------------------------------


INVESTING IN THE FUND                                                          7

------------------------------------------------------


  Minimum Investment Required                                                  7


  What Shares Cost                                                             7


  Share Purchases                                                              7


     Through Mark Twain                                                        7


     Automatic Investments                                                     7


  Systematic Investment Plan                                                   8


  Certificates and Confirmations                                               8


  Dividends                                                                    8


  Capital Gains                                                                8



EXCHANGE PRIVILEGE                                                             8

------------------------------------------------------


REDEEMING SHARES                                                               9

------------------------------------------------------


  Through Mark Twain                                                           9


     By Telephone                                                              9


     By Mail                                                                  10


     Receiving Payment                                                        11


     Checkwriting                                                             11


  Systematic Withdrawal Program                                               11


  Accounts with Low Balances                                                  11



SHAREHOLDER INFORMATION                                                       11

------------------------------------------------------


  Voting Rights                                                               11


  Massachusetts Partnership Law                                               12



EFFECT OF BANKING LAWS                                                        12

------------------------------------------------------


TAX INFORMATION                                                               13

------------------------------------------------------


  Federal Income Tax                                                          13



PERFORMANCE INFORMATION                                                       13

------------------------------------------------------


FINANCIAL STATEMENTS                                                          14

------------------------------------------------------


INDEPENDENT AUDITORS' REPORT                                                  21

------------------------------------------------------


ADDRESSES                                                                     22

------------------------------------------------------


SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------

                        SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Load Imposed on Purchases (as a percentage of offering price).....             None
Maximum Sales Load Imposed on Reinvested Dividends
  (as a percentage of offering price)...........................................             None
Contingent Deferred Sales Charge (as a percentage of original purchase price or
  redemption proceeds, as applicable)...........................................             None
Exchange Fee....................................................................             None
ANNUAL FUND OPERATING EXPENSES
(As a percentage of average net assets)
Management Fee  ................................................................            0.50%
12b-1 Fees......................................................................             None
Total Other Expenses ...........................................................            0.28%
    Total Fund Operating Expenses...............................................            0.78%


    THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF THE FUND WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "THE ARROW FUNDS INFORMATION" AND "INVESTING IN THE FUND." Wire-transferred redemptions may be subject to an additional fee.


                           EXAMPLE                            1 year    3 years    5 years    10 years
------------------------------------------------------------- ------    -------    -------    --------
You would pay the following expenses on a $1,000 investment
  assuming (1) 5% annual return and (2) redemption at the end of each time period. The Fund charges no contingent
  deferred sales charges.....................................   $8        $25        $43        $ 97



    THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


ARROW GOVERNMENT MONEY MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


Reference is made to the Independent Auditors' Report on page 21.

                                                              YEAR ENDED SEPTEMBER 30,
                                                          ---------------------------------
                                                           1995         1994        1993(A)
                                                          ------       ------       -------
NET ASSET VALUE, BEGINNING OF PERIOD                      $ 1.00       $ 1.00       $ 1.00
------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
------------------------------------------------------
  Net investment income                                     0.05         0.03         0.02
------------------------------------------------------    ------       ------       -------
LESS DISTRIBUTIONS
------------------------------------------------------
  Distributions from net investment income                 (0.05)       (0.03)       (0.02 )
------------------------------------------------------    ------       ------       -------
NET ASSET VALUE, END OF PERIOD                            $ 1.00       $ 1.00       $ 1.00
------------------------------------------------------     -----        -----       ------
TOTAL RETURN(B)                                             5.04%        2.90%        1.86 %
------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
------------------------------------------------------
  Expenses                                                  0.78%        0.80%        0.73 %*
------------------------------------------------------
  Net investment income                                     4.94%        2.86%        2.40 %*
------------------------------------------------------
SUPPLEMENTAL DATA
------------------------------------------------------
  Net assets, end of period (000 omitted)                 $206,580     $154,170     $151,311
------------------------------------------------------


* Computed on an annualized basis.

(a) Reflects operations for the period from December 21, 1992 (date of initial public investment) to September 30, 1993.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(See Notes which are an integral part of the Financial Statements)


GENERAL INFORMATION
--------------------------------------------------------------------------------

Arrow Funds was established as a Massachusetts business trust under a Declaration of Trust dated July 1, 1992.


The Declaration of Trust permits Arrow Funds to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. Prior to August 25, 1994, the Arrow Government Money Market Portfolio was offered in both a Trust Shares class and an Investment Shares class. As of August 25, 1994, the Investment Shares of the Fund were no longer offered. This prospectus relates only to the Arrow Government Money Market Portfolio. In addition, the Trust offers three other investment portfolios, Arrow Equity Portfolio, Arrow Fixed Income Portfolio and Arrow Municipal Income Portfolio.



The Fund is designed as a convenient means of accumulating an interest in a professionally managed portfolio limited to short-term U.S. government securities. A minimum initial investment of $1,000 is required. Subsequent investments must be in amounts of at least $100.


The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE


The investment objective of the Fund is current income consistent with stability of principal and liquidity. The investment objective cannot be changed without approval of shareholders. The Fund pursues this investment objective by investing in a portfolio of short-term U.S. government securities. The average maturity of the U.S. government securities in the Fund's portfolio, computed on a dollar weighted basis, will be 90 days or less. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus. Unless indicated otherwise, the investment policies of the Fund may be changed by the Trustees without the approval of shareholders. Shareholders will be notified before any material change in these policies becomes effective.


INVESTMENT POLICIES

ACCEPTABLE INVESTMENTS. The U.S. government securities in which the Fund invests are either issued or guaranteed by the U.S. government, its agencies, or instrumentalities. These securities include, but are not limited to:
     - direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds; and


     - notes, bonds, and discount notes of U.S. government agencies or instrumentalities, such as the Federal Home Loan Bank, Farm Credit Bank, and Student Loan Marketing Association.


Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. government, such as Government National Mortgage Association participation certificates, are backed by the full faith and credit of the U.S. Treasury. No assurances can be given that the U.S. government will provide financial support to other agencies or instrumentalities, since it is not obligated to do so. These instrumentalities are supported by:

     - the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury;

     - discretionary authority of the U.S. government to purchase certain obligations of an agency or instrumentality; or

     - the credit of the agency or instrumentality.

REPURCHASE AGREEMENTS. The U.S. government securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market value of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more/less than the market value of these securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES. The Fund may invest in the securities of other investment companies, but it will not own more than 3% of the total outstanding voting stock of any investment company, invest more than 5% of its total assets in any one investment company, or invest more than 10% of its total assets in investment companies in general. The Fund will only invest in other investment companies that are money market funds having investment objectives and policies similar to its own, and primarily for the purpose of investing short-term cash which has not yet been invested in other portfolio instruments. The adviser will waive its investment advisory fee on assets invested in securities of open-end investment companies.

INVESTMENT LIMITATIONS

The Fund will not borrow money or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 10% of the value of those assets to secure such borrowings.

The above investment limitation cannot be changed without shareholder approval.


The following limitation, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in this limitation becomes effective.

The Fund will not invest more than 10% of the value of its net assets in illiquid securities, including certain restricted securities.

REGULATORY COMPLIANCE

The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in this prospectus and its Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940, as amended. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulate money market mutual funds. The Fund will determine the effective maturity of its investments according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without approval of its shareholders.

ARROW FUNDS INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF ARROW FUNDS

BOARD OF TRUSTEES. The Board of Trustees is responsible for managing the business affairs of the Trust and for exercising all of the powers of the Trust except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Pursuant to an investment advisory contract with the Trust, investment decisions for the Fund are made by Mark Twain Bank, the Fund's adviser (the "Adviser"), subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the assets of the Fund.


Mark Twain Bank acts as the investment adviser for the Fund. Mark Twain Brokerage Services, Inc. is a wholly owned subsidiary of Mark Twain Bank. Possible conflicts of interest could arise between potential investors in the Fund due to the affiliation of Mark Twain Bank and Mark Twain Brokerage Services, Inc. and/or their existing clients. Please read this prospectus carefully before you invest or send money.



     ADVISORY FEES. The Adviser receives an annual investment advisory fee equal to 0.50 of 1% of the Fund's average daily net assets. The investment advisory contract provides for the voluntary waiver of expenses by the Adviser from time to time. The Adviser has undertaken to waive its fee up to the amount of the advisory fee, for operating expenses, in excess of limitations established by certain states. The Adviser may voluntarily choose to waive a portion of its fees or reimburse the Fund for certain other expenses, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.


     ADVISER'S BACKGROUND. Mark Twain Bank, a Missouri state chartered bank, is a wholly-owned subsidiary of Mark Twain Bancshares, Inc., a bank holding company organized under the laws of the state of Missouri. Mark Twain Bank is a commercial bank offering a wide range of banking services to its customers. As of September 30, 1995, Mark Twain Bank managed assets in excess of $1.3 billion on a discretionary basis and provided custody services for additional assets in excess of $1.4 billion. Mark Twain Bank has advised the Trust since 1992. In addition to the Mark Twain Funds, the Trust Division of Mark Twain Bank manages two commingled funds with total assets of over $18 million. As part of their regular banking operations, Mark Twain Bank may make loans to public companies. Thus, it may be possible, from time to time, for a Fund to hold or acquire the securities of issuers which are also lending clients of Mark Twain Bank. The lending relationship will not be a factor in the selection of securities.


DISTRIBUTION OF FUND SHARES

Federated Securities Corp. is the principal distributor for shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

SHAREHOLDER SERVICING ARRANGEMENTS. The distributor may pay administrators a fee for providing distribution or administrative services. This fee, if paid, will be reimbursed by the Adviser and not the Fund.

ADMINISTRATION OF THE FUND
--------------------------------------------------------------------------------
ADMINISTRATIVE SERVICES. Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Administrative Services provides these at an annual rate as follows:

      MAXIMUM                AVERAGE AGGREGATE DAILY
 ADMINISTRATIVE FEE           NET ASSETS OF THE FUND
--------------------------------------------------------------
     .15 of 1%              on the first $250 million
     .125 of 1%              on the next $250 million
     .10 of 1%               on the next $250 million
     .075 of 1%        on assets in excess of $750 million


The administrative fee received during any fiscal year shall be at least $50,000 per Fund. Federated Administrative Services may voluntarily reimburse or waive a portion of its fee.

CUSTODIAN. Mark Twain Bank, St. Louis, Missouri, is custodian for the securities and cash of the Fund.


TRANSFER AGENT, DIVIDEND DISBURSING AGENT AND PORTFOLIO RECORDKEEPING.
 Federated Services Company, Boston, Massachusetts, a subsidiary of Federated Investors, is transfer agent for the shares of the Fund, and dividend disbursing agent for the Fund. Federated Services Company also provides certain accounting and recordkeeping services with respect to the portfolio investments of the Fund.



INDEPENDENT AUDITORS. The independent auditors for the Fund are KPMG Peat Marwick LLP, Pittsburgh, Pennsylvania.




NET ASSET VALUE

--------------------------------------------------------------------------------

The Fund attempts to stabilize the net asset value of its shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting total liabilities from total assets and dividing the remainder by the number of shares outstanding. The Fund, of course, cannot guarantee that its net asset value will always remain at $1.00 per Share.

INVESTING IN THE FUND
--------------------------------------------------------------------------------

MINIMUM INVESTMENT REQUIRED


The minimum initial investment in the Fund by an investor is $1,000. Subsequent investments must be in amounts of at least $100. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Fund.


WHAT SHARES COST

Shares are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Fund.


The net asset value is determined at 12:00 noon, 3:00 p.m. and as of the close of trading (normally 4:00 p.m., New York time), on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


SHARE PURCHASES


Shares are sold on days on which the New York Stock Exchange and the Federal Reserve Wire System are open for business. An investor may purchase shares of the Fund through the appropriate subsidiary of Mark Twain Bancshares, Inc. as described below. In connection with the sale of shares, the distributor may from time to time offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request.



THROUGH MARK TWAIN. To place an order to purchase shares, investors may contact a broker (1-800-866-6040) or private banker (1-800-436-3666), as appropriate. Trust customers may contact their trust officer (314-889-0715). Texas residents must telephone Federated Services Company at 1-800-618-8573.



Purchase orders must be received by 11:00 a.m. (St. Louis time) in order to be credited on the same day. Payment must be received by 2:00 p.m. (St. Louis time) on the same business day in order to earn dividends for that day. Payment may be made by either check or federal funds or by debiting a customer's account at Mark Twain. Purchases by check are considered received after payment by check is converted into federal funds and received by Mark Twain. When payment is made with federal funds, the order is considered received when federal funds are received by Mark Twain.



AUTOMATIC INVESTMENTS. Investors may establish accounts with their financial institutions to have cash accumulations automatically invested in the Fund. The investments may be made on predeter-




mined dates or when the investor's account reaches a certain level. Participating financial institutions are responsible for prompt transmission of orders relating to the program, and they may charge for their services. Investors should read this prospectus along with the financial institution's agreement or literature describing these services and fees.


SYSTEMATIC INVESTMENT PLAN


Once a Fund account has been opened, shareholders may add to their investment on a regular basis in a minimum amount of $100. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account and invested in Fund shares at the net asset value next determined after an order is received by the Fund. A shareholder may apply for participation in this program through Mark Twain Brokerage Services, Inc., Mark Twain Bank, or directly through the Fund.


CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Fund, Federated Services Company maintains a share account for each shareholder of record. Share certificates are not issued unless requested by contacting the Fund in writing.

Monthly confirmations are sent to report transactions such as purchases and redemptions as well as dividends paid during the month.

DIVIDENDS


Dividends are declared daily and paid monthly. Dividends will be reinvested in additional shares on payment dates unless cash payments are requested by writing to the Fund or Mark Twain, as appropriate.


CAPITAL GAINS

Capital gains, if any, could result in an increase in dividends. Capital losses could result in a decrease in dividends. If, for some extraordinary reason, the Fund realizes net long-term capital gains, it will distribute them at least once every 12 months.

EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------


A shareholder may exchange shares of the Fund for shares of any of the other funds in the Trust by calling or sending a written request to Mark Twain Brokerage Services, Inc. or Mark Twain Bank.


Orders to exchange shares of one fund for shares of any of the other funds will be executed by redeeming the shares owned at net asset value and purchasing shares of any of the other funds at the net asset value determined after the exchange request is received, plus any applicable sales charge. Orders for exchanges received by the Fund prior to 3:00 p.m. (St. Louis time) on any day that the Fund is open for business will be executed as of the close of business that day. Orders for exchanges received after 3:00 p.m. (St. Louis time) on any business day will be executed at the close of the next business day. Telephone exchange instructions may be recorded.



When exchanging into and out of shares of the funds in the Trust, shareholders who have paid a sales charge once upon purchasing shares of any fund, including those shares obtained through the reinvestment of dividends, will not have to pay a sales charge again on an exchange.


An excessive number of exchanges may be disadvantageous to the Trust. Therefore the Trust, in addition to its right to reject any exchange, reserves the right to modify or terminate the exchange privilege of any shareholder who makes more than six exchanges of shares of the funds in a year, or three in a calendar quarter. Shareholders would be notified prior to any modification or termination.

An exchange order must comply with the requirements for a redemption and purchase order and must specify the dollar value or number of shares to be exchanged. Exchanges are subject to the minimum initial investment requirement of the fund being acquired. An exchange constitutes a sale for federal income tax purposes.

The exchange privilege is only available in states where shares of the fund being acquired may legally be sold. Before the exchange, a shareholder must receive a prospectus of the fund for which the exchange is being made.

If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

REDEEMING SHARES
--------------------------------------------------------------------------------

The Fund redeems shares at their net asset value next determined after the Fund receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Telephone or written requests for redemption must be received in proper form as described below and can be made through Mark Twain by its respective customers or directly through the Fund by all other investors.

THROUGH MARK TWAIN


BY TELEPHONE. In order to redeem shares, a shareholder may contact a broker (1-800-866-6040) or private banker (1-800-436-3666), as appropriate. Trust customers may contact their trust officer (314-889-0715). Telephone redemption instructions may be recorded.



For calls received before 11:00 a.m. (St. Louis time), proceeds will normally be wired the same day to the shareholder's account at Mark Twain or a check will be sent to the address of record. Those Shares will not be entitled to a dividend declared on the day the redemption request was received. In no event will proceeds be wired or a check sent more than seven days after a proper request for redemption has been received. An authorization form permitting the Fund to accept telephone requests must first be completed. Authorization forms and information on this service are available from Mark Twain.



In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "By Mail" should be considered.



If at any time, the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders shall be promptly notified.

If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

BY MAIL. A shareholder who is a customer of Mark Twain Brokerage Services, Inc., may redeem shares by sending a written request to:


       Mark Twain Brokerage Services, Inc.
        Attn: Arrow Funds
        1630 South Lindbergh
        St. Louis, MO 63131



A shareholder who is a private banking customer of Mark Twain Bank may redeem shares by sending a written request to:



       Mark Twain Bank
        Attn: Private Banking
        1630 South Lindbergh
        St. Louis, MO 63131



The written request should include the shareholder's name, the Fund name, the account number, and the share or dollar amount requested and the proper endorsement. If share certificates have been issued, they must be properly endorsed and should be sent by registered or certified mail with the written request. Shareholders should call Mark Twain Brokerage Services, Inc. or Mark Twain Bank for assistance in redeeming by mail.



Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by:


     - a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund ("BIF"), which is administered by the Federal Deposit Insurance Corporation ("FDIC");

     - a member of the New York, American, Boston, Midwest, or Pacific Stock Exchanges;

     - a savings and loan association or a savings bank whose deposits are insured by the Savings Association Insurance Fund ("SAIF"), which is administered by the FDIC; or

     - any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.


RECEIVING PAYMENT. Normally, a check for the proceeds is mailed to the shareholder within one business day, but in no event more than seven days, after receipt of a proper written redemption request.


Redemption proceeds from purchases made by check are not available for seven calendar days.



CHECKWRITING. Checkwriting may be available to certain shareholders with a minimum balance of $10,000. For information on the availability of checkwriting and related matters, contact Mark Twain Bank at 1-800-436-3666.


SYSTEMATIC WITHDRAWAL PROGRAM


Shareholders who desire to receive payments of a predetermined amount may take advantage of the Systematic Withdrawal Program. Under this program, Fund shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder. Depending upon the amount of the withdrawal payments and the amount of dividends paid and capital gains distributions with respect to Fund shares, redemptions may reduce, and eventually deplete, the shareholder's investment in the Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in the Fund. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000. A shareholder may apply for participation in this program through Mark Twain.


ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if, due to shareholder redemptions, the account balance falls below the required minimum value of $1,000. Before redeeming shares to close an account, the Fund will notify the shareholder in writing and allow the shareholder 30 days to purchase additional shares to meet the minimum requirement.
SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS


Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each Fund in the Trust have equal voting rights, except that in matters affecting only a particular Fund, only shares of that Fund are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for the election of Trustees under certain circumstances. As of November 3, 1995, the Trust Division of Mark Twain Bank, acting in various capacities for numerous accounts, was the owner of record of 198,881,578 shares (97.35%) of the Fund, and therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.


Trustees may be removed by a two-thirds vote of the number of Trustees prior to such removal or by shareholders at a special meeting. The Trustees shall call a special meeting of the shareholders upon the written request of shareholders owning at least 10% of the Trust's outstanding shares of all series entitled to vote.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable under Massachusetts law for acts or obligations of the Trust. To protect shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders for such acts or obligations of the Trust. These documents require inclusion of this disclaimer in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust cannot meet its obligations to indemnify shareholders and pay judgments against them from its assets.

EFFECT OF BANKING LAWS
--------------------------------------------------------------------------------

The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and from issuing, underwriting, selling or distributing securities in general. Such laws and regulations do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of their customers. The Fund's Adviser, Mark Twain Bank, is subject to such banking laws and regulations.

Mark Twain Bank believes that it may perform the investment advisory services for any Fund contemplated by its advisory agreement with the Trust without violating the Glass-Steagall Act or other applicable banking laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations, could prevent Mark Twain Bank from continuing to perform all or a part of the above services for its customers and/or a Fund. In such event, changes in the operation of a Fund may occur, including the possible alteration or termination of any automatic or other Fund share investment or redemption services then being provided by Mark Twain Bank, and the Trustees would consider alternative investment advisers and other means of continuing available investment services. It is not expected that a Fund's shareholders would suffer any adverse financial consequences (if another adviser with equivalent abilities to Mark Twain Bank is found) as a result of any of these occurrences.

State securities laws governing the ability of depository institutions to act as underwriters or distributors of securities may differ from interpretations given to the Glass-Steagall Act and, therefore, banks and financial institutions may be required to register as dealers pursuant to state law.


TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Fund will not be combined for tax purposes with those realized by any of the other funds of the Trust.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time, the Fund advertises its yield and effective yield.

The yield of the Fund represents the annualized rate of income earned on an investment in the Fund over a seven-day period. It is the annualized dividends earned during the period on the investment, shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Advertisements and other sales literature may also refer to total return. Total return represents the change, over a specific period of time, in the value of an investment in the Fund after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.


From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.



ARROW GOVERNMENT MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT
 OR SHARES                                                                                VALUE
------------        ----------------------------------------------------------------   ------------
SHORT-TERM OBLIGATIONS--63.6%
------------------------------------------------------------------------------------
                    FEDERAL FARM CREDIT BANK--19.4%
                    ----------------------------------------------------------------
$ 40,000,000        5.65%-5.80%, 10/2/1995-1/2/1996                                    $ 40,000,000
                    ----------------------------------------------------------------   ------------
                (A) FEDERAL FARM CREDIT BANK, DISCOUNT NOTES--0.5%
                    ----------------------------------------------------------------
   1,000,000        5.57%, 10/19/1995                                                       997,215
                    ----------------------------------------------------------------   ------------
                (A) FEDERAL HOME LOAN BANK, DISCOUNT NOTES--14.4%
                    ----------------------------------------------------------------
  30,000,000        5.57%-6.30%, 10/2/1995-11/22/1995                                    29,869,229
                    ----------------------------------------------------------------   ------------
                (A) FEDERAL HOME LOAN MORTGAGE CORPORATION, DISCOUNT NOTES--9.6%
                    ----------------------------------------------------------------
  20,000,000        5.54%-5.58%, 10/6/1995-12/7/1995                                     19,889,145
                    ----------------------------------------------------------------   ------------
                    FEDERAL NATIONAL MORTGAGE ASSOCIATION--2.4%
                    ----------------------------------------------------------------
   5,000,000        5.72%, 11/15/1995                                                     5,000,000
                    ----------------------------------------------------------------   ------------
                (A) FEDERAL NATIONAL MORTGAGE ASSOCIATION, DISCOUNT NOTES--17.3%
                    ----------------------------------------------------------------
  36,000,000        5.50%-5.65%, 10/11/1995-1/16/1996                                    35,716,773
                    ----------------------------------------------------------------   ------------
                    TOTAL SHORT-TERM OBLIGATIONS                                        131,472,362
                    ----------------------------------------------------------------   ------------
MUTUAL FUND SHARES--0.1%
------------------------------------------------------------------------------------
      38,715        SEI Government Portfolio (AT NET ASSET VALUE)                            38,715
                    ----------------------------------------------------------------   ------------
(B) REPURCHASE AGREEMENTS--41.4%
------------------------------------------------------------------------------------
  43,000,000        Morgan Stanley & Co., Inc., 6.35%, dated 9/29/1995, due
                    10/2/1995                                                            43,000,000
                    ----------------------------------------------------------------
  42,600,000        Sanwa Securities USA Co., LP, 6.25%, dated 9/29/1995, due
                    10/2/1995                                                            42,600,000
                    ----------------------------------------------------------------   ------------
                    TOTAL REPURCHASE AGREEMENTS                                          85,600,000
                    ----------------------------------------------------------------   ------------
                    TOTAL INVESTMENTS, AT AMORTIZED COST AND VALUE                     $217,111,077+
                    ----------------------------------------------------------------   ------------


(a) Each issue shows the rate of discount at time of purchase.

(b) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio.

 + Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($206,580,438) at September 30, 1995.

(See Notes which are an integral part of the Financial Statements)


ARROW GOVERNMENT MONEY MARKET PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

ASSETS:
--------------------------------------------------------------------------------
Investments in repurchase agreements                                 $85,600,000
------------------------------------------------------------------
Investments in securities                                            131,511,077
------------------------------------------------------------------   -----------
     Total investments, at amortized cost and value                                 $217,111,077
--------------------------------------------------------------------------------
Income receivable                                                                        347,312
--------------------------------------------------------------------------------
Deferred expenses                                                                         24,965
--------------------------------------------------------------------------------    ------------
     Total assets                                                                    217,483,354
--------------------------------------------------------------------------------
LIABILITIES:
--------------------------------------------------------------------------------
Payable for investments purchased                                     10,000,000
------------------------------------------------------------------
Income distribution payable                                              870,135
------------------------------------------------------------------
Payable to Bank                                                            7,974
------------------------------------------------------------------
Accrued expenses                                                          24,807
------------------------------------------------------------------   -----------
     Total liabilities                                                                10,902,916
--------------------------------------------------------------------------------    ------------
NET ASSETS for 206,580,438 shares outstanding                                       $206,580,438
--------------------------------------------------------------------------------    ------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
$206,580,438 / 206,580,438 shares outstanding                                              $1.00
--------------------------------------------------------------------------------    ------------


(See Notes which are an integral part of the Financial Statements)


ARROW GOVERNMENT MONEY MARKET PORTFOLIO

STATEMENT OF OPERATIONS
YEAR ENDED SEPTEMBER 30, 1995
--------------------------------------------------------------------------------


INVESTMENT INCOME:
---------------------------------------------------------------------------------
Interest                                                                             $9,982,988
---------------------------------------------------------------------------------
EXPENSES:
---------------------------------------------------------------------------------
Investment advisory fee                                                  $872,930
----------------------------------------------------------------------
Administrative personnel and services fee                                 260,067
----------------------------------------------------------------------
Custodian fees                                                             43,956
----------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                   36,077
----------------------------------------------------------------------
Directors'/Trustees' fees                                                   3,591
----------------------------------------------------------------------
Auditing fees                                                              11,977
----------------------------------------------------------------------
Legal fees                                                                  5,490
----------------------------------------------------------------------
Portfolio accounting fees                                                  51,363
----------------------------------------------------------------------
Share registration costs                                                   28,442
----------------------------------------------------------------------
Printing and postage                                                       22,158
----------------------------------------------------------------------
Insurance premiums                                                         11,343
----------------------------------------------------------------------
Miscellaneous                                                               7,487
----------------------------------------------------------------------   --------
     Total expenses                                                      1,354,881
----------------------------------------------------------------------
Waivers of investment advisory fee                                           (211)
----------------------------------------------------------------------   --------
     Net expenses                                                                     1,354,670
---------------------------------------------------------------------------------    ----------
          Net investment income                                                      $8,628,318
---------------------------------------------------------------------------------    ----------



(See Notes which are an integral part of the Financial Statements)


ARROW GOVERNMENT MONEY MARKET PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                     YEAR ENDED SEPTEMBER 30,
                                                                  ------------------------------
                                                                      1995             1994
                                                                  -------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
---------------------------------------------------------------
OPERATIONS--
---------------------------------------------------------------
Net investment income                                             $   8,628,318    $   4,530,766
---------------------------------------------------------------   -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS--
---------------------------------------------------------------
Distributions from net investment income                             (8,628,318)      (4,530,766)
---------------------------------------------------------------   -------------    -------------
SHARE TRANSACTIONS--
---------------------------------------------------------------
Proceeds from sale of shares                                        414,847,913      549,781,518
---------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of
distributions declared                                                        3               57
---------------------------------------------------------------
Cost of shares redeemed                                            (362,437,660)    (546,931,468)
---------------------------------------------------------------   -------------    -------------
     Change in net assets resulting from share transactions          52,410,256        2,850,107
---------------------------------------------------------------   -------------    -------------
          Change in net assets                                       52,410,256        2,850,107
---------------------------------------------------------------
NET ASSETS:
---------------------------------------------------------------
Beginning of period                                                 154,170,182      151,320,075
---------------------------------------------------------------   -------------    -------------
End of period                                                     $ 206,580,438    $ 154,170,182
---------------------------------------------------------------   -------------    -------------


(See Notes which are an integral part of the Financial Statements)


ARROW GOVERNMENT MONEY MARKET PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1995
--------------------------------------------------------------------------------
(1) ORGANIZATION

Arrow Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of four, diversified portfolios. The financial statements included herein are only those of Arrow Government Money Market Portfolio (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act. Investments in other open-end regulated investment companies are valued at net asset value.

     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code").

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its


ARROW GOVERNMENT MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------


     income. Accordingly, no provisions for federal tax are necessary. Additionally, net capital losses of $146 attributable to security transactions incurred after October 31, 1994 are treated as arising on October 1, 1995, the first day of the Fund's next taxable year.


     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized using the straight-line method over a period of five years from the Fund's commencement date.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At September 30, 1995, capital paid-in aggregated $206,580,438. Transactions in shares were as follows:

                                                                    YEAR ENDED SEPTEMBER 30,
                                                                  -----------------------------
                         TRUST SHARES                                 1995             1994
---------------------------------------------------------------   ------------     ------------
Shares sold                                                        414,847,913      549,781,518
---------------------------------------------------------------
Shares issued to shareholders in payment of distributions
  declared                                                                   3               --
---------------------------------------------------------------
Shares redeemed                                                   (362,437,660)    (546,922,476)
---------------------------------------------------------------   ------------     ------------
  Net change resulting from Trust share transactions                52,410,256        2,859,042
---------------------------------------------------------------   ------------     ------------

                                                                    YEAR ENDED SEPTEMBER 30,
                                                                  -----------------------------
                       INVESTMENT SHARES                              1995             1994
---------------------------------------------------------------   ------------     ------------
Shares sold                                                                 --               --
---------------------------------------------------------------
Shares issued to shareholders in payment of distributions
  declared                                                                  --               57
---------------------------------------------------------------
Shares redeemed                                                             --           (8,992)
---------------------------------------------------------------   ------------     ------------
  Net change resulting from Investment share transactions                   --           (8,935)
---------------------------------------------------------------   ------------     ------------
     Net change resulting from Fund share transactions              52,410,256        2,850,107
---------------------------------------------------------------   ------------     ------------



ARROW GOVERNMENT MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Mark Twain Bank, the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to
0.50 of 1% of the Fund's average daily net assets.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. This fee is based on the level of average aggregate net assets of the Trust for the period. FAS may voluntarily choose to waive a portion of its fee.


TRANSFER AND DIVIDEND DISBURSING AGENT AND PORTFOLIO ACCOUNTING FEES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund. This fee is based on the size, type, and number of accounts and transactions made by shareholders.


FServ also maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

CUSTODIAN FEES--Mark Twain Bank is the Fund's custodian. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--Organizational expenses of $34,683 were borne initially by FAS. The Fund has agreed to reimburse FAS for the organizational expenses during the five year period following November 24, 1992 (the date the Fund first became effective). For the period ended September 30, 1995, the Fund paid $3,241 pursuant to this agreement.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.



INDEPENDENT AUDITORS' REPORT

--------------------------------------------------------------------------------


The Board of Trustees and Shareholders


ARROW FUNDS:



We have audited the statements of assets and liabilities, including the portfolio of investments of the Arrow Government Money Market Portfolio, a portfolio within Arrow Funds, as of September 30, 1995, and the related statements of operations for the year then ended, the statement of changes in net assets for each of the years in the two year period then ended, and the financial highlights, which are presented on page 2 of this prospectus, for the years or periods from December 9, 1992 (commencement of operations) to September 30, 1995. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audit.



We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and the financial highlights. Investment securities held in custody are confirmed to us by the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Arrow Government Money Market Portfolio at September 30, 1995, and the results of its operations for the year then ended, the changes in net assets for each of the years in the two year period then ended, and the financial highlights for the periods stated in the first paragraph, in conformity with generally accepted accounting principles.



                                                           KPMG PEAT MARWICK LLP



Pittsburgh, Pennsylvania


November 10, 1995



ADDRESSES
--------------------------------------------------------------------------------


                Arrow Government                             Federated Investors Tower
                Money Market Portfolio                       Pittsburgh, Pennsylvania 15222-3779
------------------------------------------------------------------------------------------------
Distributor
                Federated Securities Corp.                   Federated Investors Tower
                                                             Pittsburgh, Pennsylvania 15222-3779
------------------------------------------------------------------------------------------------
Investment Adviser
                Mark Twain Bank                              8820 Ladue Road
                                                             St. Louis, Missouri 63124
------------------------------------------------------------------------------------------------
Custodian
                Mark Twain Bank                              8820 Ladue Road
                                                             St. Louis, Missouri 63124
------------------------------------------------------------------------------------------------
Transfer Agent, Dividend Disbursing Agent
  and Portfolio Recordkeeper
                Federated Services Company                   P.O. Box 8600
                                                             Boston, Massachusetts 2266-8600
------------------------------------------------------------------------------------------------
Independent Auditors
                KPMG Peat Marwick LLP                        One Mellon Bank Center
                                                             Pittsburgh, Pennsylvania 15219
------------------------------------------------------------------------------------------------




                                                       ARROW GOVERNMENT
                                                    MONEY MARKET PORTFOLIO

                                                          Prospectus

                                                  A Diversified Portfolio of
                                                the Arrow Funds, an Open-End,
                                                Management Investment Company

                                                      NOVEMBER 30, 1995

      Federated Securities Corp., Distributor.
      042749309



                    ARROW GOVERNMENT MONEY MARKET PORTFOLIO
                          (A PORTFOLIO OF ARROW FUNDS)
                      STATEMENT OF ADDITIONAL INFORMATION
   This Statement of Additional Information for the Arrow Government Money Market Portfolio should be read with the prospectus for the Fund dated November 30, 1995. This Statement is not a prospectus itself. To receive a copy of the prospectus, write or call the Fund.
   FEDERATED INVESTORS TOWER
   PITTSBURGH, PENNSYLVANIA 15222-3779
                         Statement dated November 30, 1995


















           FEDERATED SECURITIES
           CORP.

           Distributor
           A subsidiary of Federated
           Investors

                                          SHAREHOLDER SERVICING ARRANGEMENTS18

GENERAL INFORMATION ABOUT THE FUND1       BROKERAGE TRANSACTIONS          18

INVESTMENT OBJECTIVE             1        PURCHASING SHARES               20

 TYPES OF INVESTMENTS            1         CONVERSION TO FEDERAL FUNDS    20
 WHEN-ISSUED AND DELAYED DELIVERY         DETERMINING NET ASSET VALUE     20
  TRANSACTIONS                   2
                                           USE OF THE AMORTIZED COST METHOD20
 REPURCHASE AGREEMENTS           2
                                          REDEEMING SHARES                22
 REVERSE REPURCHASE AGREEMENTS   2
 INVESTMENT LIMITATIONS          3         REDEMPTION IN KIND             22
ARROW FUNDS MANAGEMENT           6        TAX STATUS                      23

 FUND OWNERSHIP                 14         THE FUND'S TAX STATUS          23
 TRUSTEES COMPENSATION          14         SHAREHOLDERS' TAX STATUS       23
 TRUSTEE LIABILITY              16        YIELD                           24
INVESTMENT ADVISORY SERVICES    16
                                          EFFECTIVE YIELD                 24
 ADVISER TO THE FUND            16
                                          PERFORMANCE COMPARISONS         25
 ADVISORY FEES                  16
ADMINISTRATIVE SERVICES         17

CUSTODIAN                       17

GENERAL INFORMATION ABOUT THE FUND

Arrow Government Money Market Portfolio (the "Fund") is a portfolio in Arrow Funds (the "Trust"), which was established as a Massachusetts business trust under a Declaration of Trust dated July 1, 1992, under the name Mark Twain Funds. Effective October 1, 1994, the Trust changed its name to Arrow Funds and the Fund changed its name to Arrow Government Money Market Portfolio. INVESTMENT OBJECTIVE

The Fund's investment objective is current income consistent with stability of principal and liquidity. The investment objective cannot be changed without approval of shareholders.
TYPES OF INVESTMENTS
The Fund invests primarily in short-term U.S. government securities.
  VARIABLE RATE U.S. GOVERNMENT SECURITIES
      Some of the short-term U.S. government securities that the Fund may purchase carry variable interest rates. These securities have a rate of interest subject to adjustment at least annually. This adjusted interest rate is ordinarily tied to some objective standard, such as the 91-day U.S. Treasury bill rate.
      Variable interest rates will reduce the changes in the market value of such securities from their original purchase prices. Accordingly, the potential for capital appreciation or capital depreciation should not be greater than the potential for capital appreciation or capital depreciation of fixed interest rate U.S. government securities having maturities equal to the interest rate adjustment dates of the variable rate U.S. government securities.
     The Fund may purchase variable rate U.S. government securities upon the determination by the Board of Trustees ("Trustees") that the interest rate as adjusted will cause the instrument to have a current market value that approximates its par value on the adjustment date.
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets. REPURCHASE AGREEMENTS
The Fund or its custodian will take possession of the securities subject to repurchase agreements and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Trustees.
REVERSE REPURCHASE AGREEMENTS
The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future it will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.
When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction is settled.
INVESTMENT LIMITATIONS
  SELLING SHORT AND BUYING ON MARGIN
     The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of transactions.
  ISSUING SENIOR SECURITIES AND BORROWING MONEY
     The Fund will not issue senior securities, except that the Fund may borrow money and engage in reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amounts borrowed. The Fund will not borrow or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure to facilitate management of the portfolio by enabling the Fund to, for example, meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding.

  PLEDGING ASSETS
     The Fund will not mortgage, pledge or hypothecate any assets except to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of the borrowing.
  LENDING CASH OR SECURITIES
     The Fund will not lend any of its assets except that it may purchase or hold U.S. government securities, including repurchase agreements, permitted by its investment objective and policies.
  UNDERWRITING
     The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of restricted securities which the Fund may purchase pursuant to its investment objective, policies, and limitations.
  INVESTING IN REAL ESTATE
     The Fund will not buy or sell real estate, including limited partnership interests in real estate, although it may invest in securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.
  INVESTING IN RESTRICTED SECURITIES
      To comply with requirements of a particular state, the Fund will limit its investment in restricted securities to 5% of the value of its total assets in securities subject to restrictions on resale under the Security Act of 1933.
  INVESTING IN COMMODITIES
     The Fund will not purchase or sell commodities.

  CONCENTRATION OF INVESTMENTS
     The Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry.
     However, the Fund may at times invest 25% or more of the value of its total assets in cash or cash items (not including certificates of deposit), securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or repurchase agreements secured by such instruments.
The above investment limitations cannot be changed without shareholder approval. The following investment limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.
  INVESTING IN ILLIQUID SECURITIES
     The Fund will not invest more than 10% of the value of its net assets in securities which are illiquid, including certain restricted securities.
  INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
     The Fund will limit its investment in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, will not invest more than 5% of its total assets in any one investment company, and will not invest more than 10% of its total assets in investment companies in general. The Fund will limit its investments in the securities of other investment companies to those of money market funds having investment objectives and policies similar to its own. The Fund will purchase securities of closed-end investment companies only in open market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization or acquisition of assets. It should be noted that investment companies incur certain expenses such as management fees, and, therefore any investment by the Fund in shares of another investment company would be subject to such duplicate expenses.
The Fund does not expect to borrow money in excess of 5% of the value of its net assets during the coming fiscal year.
The Fund does not intend to invest in any restricted securities in the next fiscal year.
For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."
ARROW FUNDS MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with Arrow Funds, and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Trustee
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director, Trustee, or Managing General Partner of the Funds. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Trust .


Thomas G. Bigley
28th Floor, One Oxford Centre

Pittsburgh, PA
Birthdate:  February 3, 1934
Trustee
Director, Oberg Manufacturing Co.; Chairman of the Board, Children's Hospital of Pittsburgh; Director, Trustee, or Managing General Partner of the Funds; formerly, Senior Partner, Ernst & Young LLP.




John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Trustee
President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; President, Northgate Village Development Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Director, Trustee, or Managing General Partner of the Funds; formerly, President, Naples Property Management, Inc.


William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Trustee

Director and Member of the Executive Committee, Michael Baker, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp. and Director, Ryan Homes, Inc.


 James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director, Trustee, or Managing General Partner of the Funds.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Trustee
Professor of Medicine and Member, Board of Trustees, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director, Trustee, or Managing General Partner of the Funds.


Edward L. Flaherty, Jr.@
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  June 18, 1924

Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Director, Eat'N Park Restaurants, Inc., and Statewide Settlement Agency, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Counsel, Horizon Financial, F.A., Western Region.


Edward C. Gonzales *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
President, Treasurer and Trustee
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Services Company; Chairman, Treasurer, and Trustee, Federated Administrative Services; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.


Peter E. Madden
Seacliff
562 Bellevue Avenue
Newport, RI
Birthdate:  March 16, 1942
Trustee
Consultant; State Representative, Commonwealth of Massachusetts; Director, Trustee, or Managing General Partner of the Funds; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation.



Gregor F. Meyer
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  October 6, 1926
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director, Trustee, or Managing General Partner of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director, Trustee or Managing General Partner of the Funds.




Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Trustee

Professor, International Politics and Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., and U.S. Space Foundation; Chairman, Czecho Management Center; Director, Trustee, or Managing General Partner of the Funds; President Emeritus, University of Pittsburgh; founding Chairman, National Advisory Council for Environmental Policy and Technology and Federal Emergency Management Advisory Board.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Trustee
Public relations/marketing consultant; Conference Coordinator, Non-profit entities; Director, Trustee, or Managing General Partner of the Funds.


J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
Executive Vice President
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Administrative Services, Federated Services Company, and Federated Shareholder Services; President or Vice President of the Funds; Director, Trustee, or Managing General Partner of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Trust.



John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President and Secretary
Executive Vice President, Secretary, General Counsel, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Services Company; Executive Vice President, Secretary, and Trustee, Federated Administrative Services; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds.




Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.


 Charles L. Davis, Jr.
Federated Investors Tower
Pittsburgh, PA

Birthdate:  March 23, 1960

Vice President and Assistant Treasurer

Vice President, Federated Administrative Services; Vice President and Assistant Treasurer of some of the Funds.


*  This Trustee is deemed to be an "interested person" as defined in the
Investment Company Act of 1940, as      amended.
@  Member of the Executive Committee. The Executive Committee of the Board of
Trustees handles the     responsibilities of the Board of Trustees between
meetings of the Board.
As used in the table above, "The Funds" and "Funds" mean the following investment companies: American Leaders Fund, Inc.; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated ARMs Fund; Federated Equity Funds; Federated Exchange Fund, Ltd.; Federated GNMA Trust; Federated Government Trust; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Master Trust; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 3-5 Years; First Priority Funds; Fixed Income Securities, Inc.; Fortress Adjustable Rate U.S. Government Fund, Inc.; Fortress Municipal Income Fund, Inc.; Fortress Utility Fund, Inc.; Fund for U.S. Government Securities, Inc.; Government Income Securities, Inc.; High Yield Cash Trust; Insurance Management Series;

Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Liberty Term Trust, Inc. - 1999; Liberty Utility Fund, Inc.; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; 111 Corcoran Funds; Peachtree Funds; The Planters Funds; RIMCO Monument Funds; The Shawmut Funds; Star Funds; The Starburst Funds; The Starburst Funds II; Stock and Bond Fund, Inc.; Sunburst Funds; Targeted Duration Trust; Tax-Free Instruments Trust; Trademark Funds; Trust for Financial Institutions; Trust For Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; The Virtus Funds; World Investment Series, Inc.
FUND OWNERSHIP
Officers and Trustees own less than 1% of the Fund's outstanding Shares.
As of November 3, 1995, the following shareholders owned 5% or more of the outstanding shares of the Fund: Mark Twain Trust Division owned approximately 198,881,578 shares (97.35%).


TRUSTEES COMPENSATION


                  AGGREGATE
NAME ,          COMPENSATION
POSITION WITH       FROM
TRUST              TRUST*#


John F. Donahue, $       0

Chairman and Trustee
Thomas G. Bigley,$  934
Trustee
John T. Conroy, Jr.,       $1,345
Trustee
William J. Copeland,       $1,345
Trustee
James E. Dowd,   $1,345
Trustee
Lawrence D. Ellis, M.D.,   $1,246
Trustee
Edward L. Flaherty, Jr.,   $1,345
Trustee
Edward D. Gonzales,        $         0
President, Treasurer
and Trustee
Peter E. Madden, $1,059
Trustee
Gregor F. Meyer, $1,246
Trustee
John E. Murray, Jr.,       $1,246
Trustee
Wesley W. Posvar,$1,246
Trustee
Marjorie P. Smuts,         $1,246
Trustee


* Information is furnished for the fiscal year ended September 30, 1995.  The
Trust is the only investment company    in the Fund Complex.

# The aggregate compensation is provided for the Trust which is comprised of four portfolios.
TRUSTEE LIABILITY
The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
INVESTMENT ADVISORY SERVICES

ADVISER TO THE FUND
The Fund's investment adviser is Mark Twain Bank (the "Adviser"). Mark Twain Bank is a wholly-owned subsidiary of Mark Twain Bancshares, Inc.
The Adviser shall not be liable to the Trust, the Fund or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.
Because of internal controls maintained by Mark Twain Bank to restrict the flow of non-public information, Fund investments are typically made without any knowledge of Mark Twain Bank's or its affiliates' lending relationship with an issuer.
ADVISORY FEES
For its advisory services, the Adviser receives an annual investment advisory fee as described in the prospectus.
For the fiscal years ended September 30, 1995 and 1994, the Fund's Adviser earned advisory fees of $872,930 and $788,681, of which $211 and $0 were waived. For the period from November 9, 1992 (start of business) to September 30, 1993, the Fund's Adviser earned advisory fees of $613,973, of which $2,645 was voluntarily waived.

  STATE EXPENSE LIMITATIONS
     The Adviser has undertaken to comply with the expense limitations established by certain states for investment companies whose shares are registered for sale in those states. If the Fund's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes, and extraordinary expenses) exceed 2 1/2% per year of the first $30 million of average net assets, 2% per year of the next $70 million of average net assets, and 1 1/2% per year of the remaining average net assets, the Adviser will reimburse the Fund for its expenses over the limitation.
     If the Fund's monthly projected operating expenses exceed this limitation, the investment advisory fee paid will be reduced by the amount of the excess, subject to an annual adjustment. If the expense limitation is exceeded, the amount to be reimbursed by the Adviser will be limited, in any single fiscal year, by the amount of the investment advisory fee.
      This arrangement is not part of the advisory contract and may be amended or rescinded in the future.
ADMINISTRATIVE SERVICES

Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for the fees set forth in the prospectus. For the fiscal years ended September 30, 1995 and 1994, the Fund incurred costs for administrative services of $260,067 and $236,784, none of which were waived. For the period from November 9, 1992 (start of business) to September 30, 1993, the Fund incurred costs for administrative services of $183,509, none of which was waived.
CUSTODIAN

Under the Custodian Agreement, Mark Twain Bank holds the Fund's portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties. For its services, the custodian receives an annual fee equal to
0.025 of 1% of the Fund's average daily net assets subject to a minimum fee of $2,000 per month.


SHAREHOLDER SERVICING ARRANGEMENTS

The distributor may pay fees to brokers and dealers for distribution and administrative services and to administrators for administrative services. The administrative services include, but are not limited to, providing office space, equipment, telephone facilities, and various personnel, including clerical, supervisory, and computer, as is necessary or beneficial to establish and maintain shareholders' accounts and records, process purchase and redemption transactions, process automatic investments of client account cash balances, answer routine client inquiries regarding a Fund, assist clients in changing dividend options, account designations, and addresses, and providing such other services as a Fund may reasonably request. These fees, if paid, will be reimbursed by the Adviser, and not the Fund.
BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees.
The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Adviser and may include:

   o advice as to the advisability of investing in securities;
   o security analysis and reports;
   o economic studies;
   o industry studies;
   o receipt of quotations for portfolio evaluations; and
   o similar services.
The Adviser exercises reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. It determines in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. Research services provided by brokers may be used by the Adviser in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses.
Although investment decisions for the Fund are made independently from those of the other accounts managed by the Adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.
For the fiscal years ended September 30, 1995, 1994 and for the period from November 9, 1992 (start of business) through September 30, 1993, the Fund did not pay any brokerage commissions on portfolio transactions.

PURCHASING SHARES

Shares are sold at their net asset value without a sales charge on days the New York Stock Exchange is open for business. The procedure for purchasing shares of the Fund is explained in the prospectus under "Investing in the Fund."


CONVERSION TO FEDERAL FUNDS
It is the Fund's policy to be as fully invested as possible so that maximum interest or dividends may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. Mark Twain Bank and Federated Services Company act as the shareholder's agents in depositing checks and converting them to federal funds.
DETERMINING NET ASSET VALUE

The Fund attempts to stabilize the value of a share at $1.00. The days on which the net asset value is calculated by the Fund are described in the prospectus. USE OF THE AMORTIZED COST METHOD
The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.
The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under that Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective.

Under the Rule, the Fund is permitted to purchase instruments which are subject to demand features or standby commitments. As defined by the Rule, a demand feature entitles the Fund to receive the principal amount of the instrument from the issuer or a third party on (1) no more than 30 days' notice or (2) at specified intervals not exceeding one year on no more than 30 days' notice. A standby commitment entitles the Fund to achieve same day settlement and to receive an exercise price equal to the amortized cost of the underlying instrument plus accrued interest at the time of exercise.
  MONITORING PROCEDURES
     The Trustees' procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than .5% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.
  INVESTMENT RESTRICTIONS
     The Rule requires that the Fund limit its investments to instruments that, in the opinion of the Trustees, present minimal credit risk and that, if rated, meet minimum rating standards set forth in the Rule. If the instruments are not rated, the Trustees must determine that they are of comparable quality. Shares of investment companies purchased by the Fund will meet these same criteria and will have investment policies consistent with Rule 2a-7. The Rule also requires the Fund to maintain a dollar weighted average portfolio maturity (not more than 90 days) appropriate to the objective of maintaining a stable net asset value of $1.00 per share. In addition, no instrument with a remaining maturity of more than thirteen months can be purchased by the Fund.

     Should the disposition of a portfolio security result in a dollar weighted average portfolio maturity of more than 90 days, the Fund will invest its available cash to reduce the average maturity to 90 days or less as soon as possible.
     The Fund may attempt to increase yield by trading portfolio securities to take advantage of short-term market variations. This policy may, from time to time, result in high portfolio turnover. Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates.
     In periods of rising interest rates, the indicated daily yield on Shares of the Fund computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.
REDEEMING SHARES

The Fund redeems shares at the next computed net asset value after the Fund receives the redemption request. Redemption procedures are explained in the prospectus under "Redeeming Shares."
REDEMPTION IN KIND
The Trust has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Fund is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period.
Any redemption beyond this amount will also be in cash unless the Trustees determine that payments should be in kind. In such a case, the Trust will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable.
Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.
TAX STATUS

THE FUND'S TAX STATUS
The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:
   o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;
   o derive less than 30% of its gross income from the sale of securities held less than three months;
   o invest in securities within certain statutory limits; and
   o distribute to its shareholders at least 90% of its net income earned during the year.
SHAREHOLDERS' TAX STATUS
Shareholders are subject to federal income tax on dividends and capital gains received as cash or additional shares. No portion of any income dividend paid by the Fund is eligible for the dividends received deduction available to corporations. These dividends, and any short-term capital gains, are taxable as ordinary income.

  CAPITAL GAINS
     Capital gains experienced by the Fund could result in an increase in dividends. Capital losses could result in a decrease in dividends. If, for some extraordinary reason, the Fund realizes net long-term capital gains, it will distribute them once every 12 months.
YIELD

The Fund's yield for the seven-day period ended September 30, 1995 was 5.07%. The Fund calculates the yield daily, based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by:
   o determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares;


   o dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and
   o multiplying the base period return by (365/7).
To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the Fund, the performance will be reduced.
EFFECTIVE YIELD

The Fund's effective yield for the seven-day period ended September 30, 1995 was 5.20%. The Fund's effective yield is computed by compounding the unannualized base period return by:
   o adding 1 to the base period return;

   o raising the sum to the 365/7th power; and
   o subtracting 1 from the result.
PERFORMANCE COMPARISONS

The performance of the Fund depends upon such variables as:
   o portfolio quality;
   o average portfolio maturity;
   o type of instruments in which the portfolio is invested;
   o changes in interest rates on money market instruments;
   o changes in the Fund's expenses; and
   o the relative amount of Fund cash flow.
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
   o LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the "U.S. government funds" category in advertising and sales literature.
   o IBC/DONOGHUE'S MONEY FUND REPORT publishes annualized yields of hundreds of money market funds on a weekly basis and through its Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.
Advertisements and other sales literature for the Fund may refer to total return. Total return is the historic change in the value of an investment in the Fund based on monthly reinvestment of dividends over a specified period of time.

From time to time, the Fund may advertise its performance, using charts, graphs, and descriptions, compared to federally insured bank products including certificates of deposit and time deposits and to money market funds using the Lipper Analytical Services, Inc. money market instruments average.

























Cusip 042749408